Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ 70,554	$ 9,939	¥ (33,740)	¥ (107,717)
Adjustments to reconcile net profit/(loss) to net cash provided by/(used in) operating activities:
Allowance for doubtful account	1,567	220	2,415	1,445
Impairment of intangible assets	1,950	275	0	0
Depreciation and amortization	13,640	1,921	18,427	7,424
Unrealized exchange (income)/ loss	436	61	79	59
Share-based compensation expense	463	65	8,163	11,355
Interest expense	(2,789)	(393)	5,062	3,206
Investment (income)/loss	2,405	339	1,885	5,328
Gain on disposal of subsidiary	(749)	(105)	331	0
Share of (income)/loss of equity method investee	(417)	(59)	2,200	(2,660)
Amortization of right-of-use assets	25,680	3,617	27,788	32,941
Amortization of directors and officers liability insurance premium	3,125	440	7,891	7,798
Loss/(gain) on disposal of property, plant and equipment	217	31	513	(194)
Gain on termination of right-of-use assets	(5,923)	(834)	(7,215)	0
Adjustments to reconcile net profit/(loss) to net cash provided by operating activities:	110,159	15,517	33,799	(41,015)
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	75,466	10,629	531,001	(545,678)
(Increase)/decrease in insurance premium receivables	(123)	(17)	(575)	757
(Increase)/decrease in prepaid expense and other receivables	21,815	3,072	22,786	(40,020)
(Increase)/decrease in deferred costs	(6,147)	(866)	0	0
(Increase)/decrease in amounts due from related parties	106	15	(361)	123
Increase/(decrease) in amounts due to related party	1,956	275	(11,380)	11,875
(Increase)/decrease in other assets	0	0	200	0
(Increase)/decrease in contract assets	1,975	278	(56,522)	216
Increase/(decrease) in accounts payable	(50,661)	(7,136)	(428,580)	452,550
Increase/(decrease) in insurance premium payables	9,947	1,401	(96,452)	(63,200)
Increase/(decrease) in payroll and welfare payable	12,469	1,756	(49,760)	25,578
Increase/(decrease) in other payables and accrued expenses	(24,899)	(3,507)	(13,155)	29,860
(Increase)/decrease in right-of-use assets due to prepaid rent	(825)	(116)	0	0
Increase/(decrease) in operating lease liabilities	(12,581)	(1,772)	(12,866)	(14,199)
Increase/(decrease) in contract liabilities	(1,306)	(184)	(3,202)	7,236
Net cash provided by/(used in) operating activities	137,351	19,345	(85,067)	(175,917)
Cash flows from investing activities:
Purchase of long-term investment	0	0	(10,000)	(33,614)
Purchase of short-term investment	(9,968)	(1,404)	0	0
Purchase of property, equipment and intangible assets	(30,524)	(4,299)	(16,823)	(38,061)
Proceeds from disposal of property, equipment and intangible assets	955	135	1,048	980
Proceeds from disposal of investments	874	123	700	3,820
Acquisition of subsidiary, net of cash acquired	(2,441)	(344)	(25,964)	(14,292)
Cash received for disposal of subsidiary	1,645	232	3,640	0
Advances to a third party	(23,000)	(3,239)	(26,000)	0
Repayment from a third party	0	0	16,000	0
Interests received	1,075	151	876	0
Others	361	51	237	241
Net cash provided by/(used in) investing activities	(61,023)	(8,594)	(56,286)	(80,926)
Cash flows from financing activities:
Proceeds from borrowings	37,000	5,211	270,200	184,000
Repayments of borrowings	(161,473)	(22,743)	(367,524)	(40,503)
Repurchase of Class A common shares	(13,392)	(1,886)	(6,659)	(3,003)
Proceeds from exercise of share options	560	79	0	497
Net cash provided by/(used in) financing activities	(133,555)	(18,811)	(101,133)	141,891
Effect of exchange rate changes on cash and cash equivalents	2,914	410	9,587	(5,012)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(54,313)	(7,650)	(232,899)	(119,964)
Total cash and cash equivalents and restricted cash at beginning of year	376,085	52,970	608,984	728,948
Total cash and cash equivalents and restricted cash at end of year	321,772	45,320	376,085	608,984
Supplemental disclosure of cash flow information
Cash paid for interest	(4,473)	(630)	(10,614)	(7,813)
Cash paid for income tax	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities
Increase in lease liabilities arising from obtaining operating lease right-of-use assets	5,113	720	2,011	13,400
Decrease in lease liabilities due to termination of lease contacts	(35,788)	(5,041)	(65,922)	0
Subsidiaries [Member]
Cash flows from financing activities:
Cash received by subsidiaries from minority shareholders	¥ 3,750	$ 528	¥ 2,850	¥ 900